Non-Interest Revenue and Expense Detail	12 Months Ended
Dec. 31, 2014
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Non-Interest Revenue and Expense Detail

NOTE 19

Non-interest revenue and expense detail

The following is a detail of Other commissions and fees for the years ended December 31:

(Millions)	2014	2013	2012
Foreign currency conversion fee revenue	$877	$877	$855
Delinquency fees	722	667	604
Loyalty Partner-related fees	383	310	290
Service fees	366	375	362
Other(a)	160	185	206
Total Other commissions and fees	$2,508	$2,414	$2,317

Other primarily includes fee revenue from fees related to Membership Rewards programs.

The following is a detail of Other revenues for the years ended December 31:

(Millions)	2014	2013	2012
Gain on sale of investment in Concur Technologies	$744	$-	$-
Global Network Services partner revenues	694	650	664
Net realized gains on investment securities(a)	100	136	126
Other(b)	1,451	1,488	1,635
Total Other revenues	$2,989	$2,274	$2,425

  Net realized gains on investment securities include gross losses of nil, nil and $1 million for the years ended December 31, 2014, 2013 and 2012. Specific identification method is used to reclass unrealized gain (losses) into earnings from AOCI upon sale or maturity.
  Other includes revenues arising from foreign exchange gains on cross-border Card Member spending, merchant-related fees, insurance premiums earned from Card Member travel and other insurance programs, Travelers Cheques-related revenues, revenues related to the GBT JV transition services agreement, earnings from equity method investments and other miscellaneous revenue and fees.

The following is a detail of Marketing, promotion, rewards, Card Member services and other for the years ended December 31:

(Millions)	2014	2013	2012
Marketing and promotion	$3,320	$3,043	$2,890
Card Member rewards	6,931	6,457	6,282
Card Member services and other	822	767	772
Total Marketing, promotion, rewards, Card Member services and other	$11,073	$10,267	$9,944

Marketing and promotion expense includes advertising costs, which are expensed in the year in which the advertising first takes place. Card Member rewards expense includes the costs of rewards programs, including Membership Rewards and co-brand arrangements. Card Member services expense includes protection plans and complimentary services provided to Card Members.

The following is a detail of Other, net expenses for the years ended December 31:

(Millions)	2014	2013	2012
Professional services	$3,008	$3,102	$2,963
Occupancy and equipment	1,807	1,904	1,823
Card-related fraud losses	369	278	278
Communications	383	379	383
Gain on business travel joint venture transaction	(630)	-	-
Other(a)	1,152	1,133	1,404
Total Other, net	$6,089	$6,796	$6,851

Other expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations (other than the business travel joint venture transaction), litigation, certain internal and regulatory review-related reimbursements and insurance costs or settlements, investment impairments and certain Loyalty Partner-related expenses.